Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Maturity Analysis of Contract Obligation for the Construction of the Newbuilds Vessels

EUR Millions	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total
2025
Obligation in USD	301	195	—	496
Obligation in USD (in EUR)	256	166	—	422

Obligation in EUR	40	—	—	40
Total obligations (in EUR)	296	166	—	462
2024
Obligation in USD	651	496	195	1,342
Obligation in USD (in EUR)	626	476	188	1,290

Obligation in EUR	65	40	—	105
Total obligations (in EUR)	691	516	188	1,395
2023
Obligation in USD	328	833	180	1,341
Obligation in USD (in EUR)	296	752	163	1,211

Obligation in EUR	69	99	6	174
Total obligations (in EUR)	365	851	169	1,385

Schedule of Analysis of Maturity Profile of the Financial Liabilities of the Company Based on Contractual Undiscounted Cash Flows	The table below analyses the maturity profile of the Company’s financial liabilities based on contractual-
undiscounted cash flows, excluding payments relating to newbuild vessels.

EUR'000	Less than 1 year	Between 1 and 2 years	After 2 years	Total
2025
Trade and other payables	98,208	—	—	98,208
Payables to related parties	272	—	—	272
Lease liabilities	1,851	2,819	8,868	13,538
Debt to credit institutions	194,548	247,706	1,607,212	2,049,466
Derivatives	3,062	1,884	8,770	13,716
	297,941	252,409	1,624,850	2,175,200
2024
Trade and other payables	43,595	—	—	43,595
Payables to related parties	223	—	—	223
Lease liabilities	1,274	2,337	7,360	10,971
Debt to credit institutions	31,163	54,339	485,515	571,017
Derivatives	209	—	16,205	16,414
	76,464	56,676	509,080	642,220
2023
Trade and other payables	32,636	—	—	32,636
Payables to related parties	162	—	—	162
Lease liabilities	601	392	—	993
Debt to credit institutions	799	—	204,773	205,572
Derivatives	4,004	5,683	12,274	21,961
	38,202	6,075	217,047	261,324

Schedule of Change in Debts to Credit Institutions	Change in debts to credit institutions during the year

EUR'000	2025	2024	2023
Debt to credit institutions at 1 January	(571,017)	(205,572)	(115,002)
Loans repayments	279,281	10,630	115,000
Proceeds from borrowing	(1,337,178)	(385,234)	(211,934)
New loan fees	25,193	11,100	8,262
Non-cash movements	(7,033)	(1,941)	—
Write-off of loan fees	—	—	(1,898)
Debt to credit institutions at 31 December 2025	(1,610,754)	(571,017)	(205,572)

Schedule of Fair Value of Derivatives

EUR'000	2025	2024	2023
Derivative assets measured at fair value
Interest from IRS recycled through OCI	—	228	—
Interest rate swaps	2,171	1,287	338
FX forward contracts	511	6,849	—
FX option collars	—	4,764	—
Time value of FX option collars through OCI	—	5,340	—
Total derivative assets	2,682	18,468	338
Derivative liabilities measured at fair value
Interest rate swap	10,499	16,231	11,789
FX forward contracts	—	—	5,338
Interest recycled through OCI	525	—	810
Time value of FX option collars through OCI	576	209	3,621
Derivatives ineffective hedges	2,116	(26)	403
Total derivative liabilities	13,716	16,414	21,961